Capitalized Software Development Costs (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Capitalized software development costs	$ 543	$ 746	$ 2,865
Less accumulated amortization	(240)	(353)	(2,535)
Change in foreign currency exchange rates		0	(29)
Total capitalized software development costs, net	$ 303	$ 393	$ 301